Unrecognized contractual commitments (telecom activities) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized contractual commitments (telecom activities)
Assets held under finance leases	€ 1,134	€ 998	€ 716
Non-current pledged, mortgaged or receivership assets	20	21	20
Collateralized current assets	2	2	2
Total	€ 1,157	€ 1,021	€ 739